Fair Value of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 15, 2015
Fair Value of Financial Instruments (Details) [Line Items]
Business Combination, Contingent Consideration, Liability	$ 4,743,752
Fair Value Inputs, Discount Rate	10.00%
Sanish Field Located in Mountrail County, North Dakota [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Business Combination, Contingent Consideration, Liability	$ 4,743,752	$ 4,700,000
Fair Value Measurements, Valuation Processes, Description	Management calculated the fair value of the contingent consideration (absent the $5.0 million option) as of the close date to be $12.5 million. As this is substantially greater than the $5.0 million option, a market participant would likely view the $5.0 million option as highly probable of being exercised and, therefore, value the contingent consideration at $5.0 million, discounted to the expected exercise date. The calculation of this liability is based upon a $5.0 million payment to be made to Kaiser-Whiting between June 15, 2016 and June 30, 2016 and a discount rate that is reflective of the Partnership’s market adjusted borrowing rate of 11.15%.
Fair Value Inputs, Discount Rate	11.15%
Sanish Field Located in Mountrail County, North Dakota [Member] | Absent the $5.0 Million Option [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Business Combination, Contingent Consideration, Liability		$ 12,500,000